(1) Basis of Presentation and Summary of Significant Accounting Policies: Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allocated Share-based Compensation Expense, Net of Tax	$ 391,605	$ 303,979
Cost of Sales
Allocated Share-based Compensation Expense	102,065	75,290
Selling and Marketing Expense
Allocated Share-based Compensation Expense	63,599	24,014
General and Administrative Expense
Allocated Share-based Compensation Expense	$ 225,941	$ 204,675